SHAREHOLDERS' EQUITY (Schedule Fair Value Measurement of Equity-settled Share Options Granted) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $	$ 0.82	$ 0.24
Dividend yield (%)	0.00%	0.00%
Expected volatility of the share prices (%)	100.00%	100.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.40%	1.36%
Expected life of share options (years)	5.5	5.5
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	2.80%	1.58%
Expected life of share options (years)	7	7